Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per Share
21.	Earnings per Share

The following table sets forth the computation of basic and diluted income attributable to common shareholders of Sinovac per share (in thousands, except for number of shares and per share data):

	For the year ended December 31
	2020	2019	2018
Numerator
Net income	$185,179	$65,215	$36,111
Less: Income attributable to non-controlling interests	74,810	20,286	14,329
Income attributable to shareholders of Sinovac	110,369	44,929	21,782
Less: Preferred stock dividends	6,015	5,128	—
Net income attributable to shareholders of Sinovac	104,354	39,801	21,782
Net income attributable to shareholders of Sinovac for computing diluted net income per share	110,369	44,929	21,782
Denominator
Basic weighted average number of common shares outstanding	98,897,345	94,876,946	64,727,146
Dilutive effect of stock options and preferred shares	14,765,017	14,815,013	250,408
Diluted weighted average number of common shares outstanding	113,662,362	109,691,959	64,977,554
Earnings per share
Basic net income per share	1.06	0.42	0.34
Diluted net income per share	0.97	0.41	0.34

As the Company announced on February 22, 2019, the Company’s Board of Directors determined that certain shareholders became Acquiring Persons, and a Trigger Event occurred under the Rights Agreement. As a result, 27,777,341 new common and 14,630,813 preferred shares of the Company were issued into a trust for the benefit of the holders of the valid and outstanding Rights. Releasing these shares from the trust is contingent on an outcome from the Company's legal proceeding in Antigua. Without the effect of the implementation of the Rights Agreement and the newly issued common and preferred shares, basic weighted average number of common shares outstanding and diluted weighted average number of common shares outstanding would be 71,120,004 and 85,885,021, respectively. And the basic and diluted earnings per share for 2020 would be $1.55 and $ 1.29, respectively.